Income Tax - Schedule of Components of Deferred Taxes (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Deferred tax assets
Net operating loss carrying forwards	¥ 15,316,222		¥ 10,523,266
Allowance against doubtful accounts	6,898,153		3,578,914
Operating lease liabilities	5,060,696		4,517,779
Total deferred tax assets	27,275,071		18,619,959
Less: Valuation allowance	(21,218,644)		(10,366,052)
Total deferred tax assets, net of valuation allowance	6,056,427		8,253,907
Net off against deferred tax liabilities	(6,056,427)		(8,196,650)
Total Deferred tax assets, net			57,257
Deferred tax liabilities
Operating lease right of use assets	4,991,631		4,498,450
Timing difference - revenue recognized prior to issuance of PRC VAT invoices	1,064,796		6,382,018
Total deferred tax liabilities	6,056,427		10,880,468
Net off against deferred tax assets	(6,056,427)		(8,196,650)
Deferred tax liabilities, net			¥ 2,683,818